Debt - Additional Information (Detail) $ in Thousands, $ in Thousands																		12 Months Ended
	Dec. 23, 2021 USD ($)	Dec. 21, 2021 MXN ($)	Dec. 20, 2021 MXN ($)	Dec. 17, 2021 MXN ($)	Dec. 16, 2021 USD ($)	Nov. 18, 2021 MXN ($)	Oct. 19, 2021 MXN ($)	Jul. 31, 2021 MXN ($)	Jul. 16, 2021 USD ($)	Jul. 08, 2021 USD ($)	May 21, 2021 USD ($)	May 10, 2021 USD ($)	Jan. 22, 2021 USD ($)	Dec. 07, 2020 USD ($)	Nov. 20, 2020 MXN ($)	May 26, 2020 USD ($)	Jan. 28, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 16, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 15, 2020 MXN ($)	Nov. 25, 2020 USD ($)	Nov. 25, 2020 MXN ($)	Oct. 16, 2020 USD ($)	Aug. 24, 2020 USD ($)	Feb. 06, 2020 USD ($)	Feb. 06, 2020 MXN ($)	Jan. 30, 2020 USD ($)	Jan. 29, 2020	Jan. 21, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 25, 2019 USD ($)	Nov. 25, 2019 MXN ($)
Disclosure of debt [line items]
Internal net debt																																						$ 10,000,000
External net debt																											$ 1,000,000										$ 1,250,000
Borrowings																							$ 2,211,701,630		$ 2,232,694,117												$ 1,851,000	$ 34,875,000
Interest rate																															6.375%	6.375%
Principal amount of debt																							2,211,928,624		2,215,049,262
Prior size of the Medium Term Notes Program																																			$ 112,000,000
New size of the Medium Term Notes Program																																			$ 102,000,000
Repayment of revolving credit lines																			$ 1,707,581,580		$ 1,151,962,147	$ 1,185,042,283
Domestic net debt																												$ 22,000,000
Debt issue related costs																			3,290,673		228,822
Expense related to issuance of debt																			$ 2,835,359		$ 53,073
Amortized cost																							$ 6,226,947		1,868,501
Factoring of receivables [member]
Disclosure of debt [line items]
Recognised assets representing continuing involvement in derecognised financial assets																										$ 4,067,650
Revolving credit line [member]
Disclosure of debt [line items]
Interest rate basis description																LIBOR plus 350 basis points
Borrowings interest rate description																LIBOR plus 350 basis points
Series C medium term notes program [member]
Disclosure of debt [line items]
Borrowings																															$ 63,854
Renewing of Credit Line Due on May Two Thousand and Twenty [Member]
Disclosure of debt [line items]
Borrowings																$ 400,000
Maturity																May 2020
Renewing of Credit Line Due on Two Thousand and Twenty One [Member]
Disclosure of debt [line items]
Borrowings																$ 200,000
Term Loan [Member]
Disclosure of debt [line items]
Borrowings												$ 400,000
Term Loan [Member] | Tranche One [Member]
Disclosure of debt [line items]
Borrowings												$ 65,000
Maturity												March 2030
Interest rate basis description												LIBOR plus 48 basis points
Interest rate basis spread																		48.00%					48.00%
Borrowings interest rate description												LIBOR plus 48 basis points
Borrowings, adjustment to interest rate basis																		48.00%					48.00%
Term Loan [Member] | Tranche Two [Member]
Disclosure of debt [line items]
Borrowings												$ 335,000
Maturity												March 2031
Interest rate basis description												LIBOR plus 48 basis points
Interest rate basis spread																		48.00%					48.00%
Borrowings interest rate description												LIBOR plus 48 basis points
Borrowings, adjustment to interest rate basis																		48.00%					48.00%
Revolving Credit Facility Due Two Thousand Twenty Three [Member]
Disclosure of debt [line items]
Borrowings														$ 1,500,000
Maturity														2023
Interest rate basis description														LIBOR plus 300 to 475 basis points.
Borrowings interest rate description														LIBOR plus 300 to 475 basis points.
Lines Of Credit [Member]
Disclosure of debt [line items]
Line of credit																		$ 7,664,000		$ 7,700,000			$ 37,000,000		37,000,000
Available credit lines																		$ 50,000		1,900,000					37,000,000
Credit Line Due January Two Thousand Thirty One [Member]
Disclosure of debt [line items]
Maturity													January 2031
Interest rate basis description																		London Inter Bank Offered Rate (LIBOR) plus 138 basis points	London Inter Bank Offered Rate (LIBOR) plus 138 basis points
Revolving credit maximum borrowing capacity													$ 152,237
Interest rate basis spread																		138.00%					138.00%
Borrowings interest rate description																		London Inter Bank Offered Rate (LIBOR) plus 138 basis points	London Inter Bank Offered Rate (LIBOR) plus 138 basis points
Borrowings, adjustment to interest rate basis																		138.00%					138.00%
Renewed and Restructured Term Loan [Member]
Disclosure of debt [line items]
Borrowings											$ 300,000
Interest rate basis description											LIBOR plus a variable margin between 170 and 345 basis points
Borrowings interest rate description											LIBOR plus a variable margin between 170 and 345 basis points
Borrowings, Interest rate basis											three-month LIBOR plus a variable margin between 170 and 345 basis points
Renewed and Restructured Term Loan [Member] | Bottom of range [member]
Disclosure of debt [line items]
Interest rate basis spread																		170.00%					170.00%
Borrowings, adjustment to interest rate basis																		170.00%					170.00%
Renewed and Restructured Term Loan [Member] | Top of range [member]
Disclosure of debt [line items]
Interest rate basis spread																		345.00%					345.00%
Borrowings, adjustment to interest rate basis																		345.00%					345.00%
Term Loan Due on July Two Thousand Twenty Four [Member]
Disclosure of debt [line items]
Borrowings										$ 300,000
Maturity										July 2024
Interest rate basis description										LIBOR plus 320 basis points
Borrowings interest rate description										LIBOR plus 320 basis points
Borrowings, Interest rate basis										three-month LIBOR plus 320 basis points
Term Loan Due on January Two Thousand Twenty Three [Member]
Disclosure of debt [line items]
Borrowings									$ 750,000
Maturity									January 2023
Interest rate basis description									LIBOR plus a variable margin between 170 and 345 basis points
Borrowings interest rate description									LIBOR plus a variable margin between 170 and 345 basis points
Borrowings, Interest rate basis									three-month LIBOR plus a variable margin between 170 and 345 basis points
Rupees One Lakh And Fifty Thousand Term Loan [Member]
Disclosure of debt [line items]
Borrowings										$ 150,000
Rupees Four Lakhs Term Loan Due April Fifteenth Two Thousand And Twenty Two [Member]
Disclosure of debt [line items]
Borrowings							$ 4,000,000
Maturity							April 15, 2022
Interest rate basis spread							248.00%
Borrowings, adjustment to interest rate basis							248.00%
Borrowings, Interest rate basis							the 182-day Interbank Equilibrium Interest Rate (“TIIE”) plus 248 basis points
Promissory Notes Three [member]
Disclosure of debt [line items]
Borrowings						$ 4,000,000		$ 3,000,000
Maturity						120		120
Interest rate basis spread						2.575%
Borrowings, adjustment to interest rate basis						2.575%
Borrowings, Interest rate basis						the 91-day TIIE plus 257.5 basis points
Thirty Lakhs Promissory Notes Issued On Sixteenth Of December Two Thousand And Twenty One [Member]
Disclosure of debt [line items]
Borrowings																								$ 3,000,000
Maturity					182
Interest rate basis spread					260.00%																			260.00%
Borrowings, adjustment to interest rate basis					260.00%																			260.00%
Promissory Note Of March Two Thousand And Twenty One [Member]
Disclosure of debt [line items]
Borrowings				$ 2,000,000
Maturity				180
Interest rate basis spread				260.00%
Borrowings, adjustment to interest rate basis				260.00%
Twenty Lakhs Promissory Note Issued On Seventeenth Of December Two Thousand And Twenty One [Member]
Disclosure of debt [line items]
Borrowings				$ 2,000,000
Maturity				180
Interest rate basis spread				260.00%
Borrowings, adjustment to interest rate basis				260.00%
Five Lakh Promissory Note Renewed On Twentieth Of December Two Thousand And Twenty One [Member]
Disclosure of debt [line items]
Borrowings			$ 500,000
Maturity			180
Interest rate basis spread			200.00%
Borrowings, adjustment to interest rate basis			200.00%
Five Lakh Promissory Note Issued On Twenty First Of December Two Thousand And Twenty One Due In Ninety Days [Member]
Disclosure of debt [line items]
Borrowings	$ 5,813,567,000	$ 500,000
Maturity	2032	90
Interest rate basis spread	6.70%	190.00%
Borrowings, adjustment to interest rate basis	6.70%	190.00%
Payment In Consideration Of Securities Accepted	$ 4,484,800
Borrowings, Interest rate basis																		the 182-day TIIE plus 260 basis points, with a maturity of 180 days.	the 182-day TIIE plus 260 basis points, with a maturity of 180 days.
5.500% Bonds due 2044 [member]
Disclosure of debt [line items]
Interest rate																															5.50%	5.50%
Principal amount of debt																															$ 179,332
6.350% Bonds due 2048 [member]
Disclosure of debt [line items]
Interest rate																															6.35%	6.35%
5.625% Bonds due 2046 [member]
Disclosure of debt [line items]
Interest rate																															5.625%	5.625%
Principal amount of debt																															$ 750,969
6.350% Bonds due 2048 [member]
Disclosure of debt [line items]
Principal amount of debt																															444,125
5.500% Notes due 2021 [member] | Series C medium term notes program [member]
Disclosure of debt [line items]
Borrowings																															$ 264,752
Interest rate																															5.50%	5.50%
6.375% Notes due 2021 [member] | Series C medium term notes program [member]
Disclosure of debt [line items]
Borrowings																															$ 171,662
5.375% Notes due 2022 [member] | Series C medium term notes program [member]
Disclosure of debt [line items]
Borrowings																															$ 157,487
Interest rate																															5.375%	5.375%
4.875% Notes due 2022 [member] | Series C medium term notes program [member]
Disclosure of debt [line items]
Borrowings																															$ 148,535
Interest rate																															4.875%	4.875%
3.500% notes due to 2023 [member] | Series C medium term notes program [member]
Disclosure of debt [line items]
Borrowings																															$ 216,727
Interest rate																															3.50%	3.50%
4.625% notes due to 2023 [member] | Series C medium term notes program [member]
Disclosure of debt [line items]
Borrowings																															$ 117,333
Interest rate																															4.625%	4.625%
4.500% Notes Due 2026 | Series C medium term notes program [member]
Disclosure of debt [line items]
Borrowings																															$ 111,953
Interest rate																															4.50%	4.50%
5.950% Notes due 2031 [member]
Disclosure of debt [line items]
Debt securities issued																	$ 2,500,000
Interest rate																	5.95%														5.95%	5.95%		5.95%
Principal amount of debt																															$ 1,300,000
6.950% Bonds due 2060 [member]
Disclosure of debt [line items]
Debt securities issued																	$ 2,500,000
Interest rate																	6.95%														6.95%	6.95%		6.95%
Principal amount of debt																															$ 1,300,000
Notes And Bonds Between 2044 And 2048 [Member]
Disclosure of debt [line items]
Principal amount of debt																																$ 1,374,426
Notes Due 2020 [Member]
Disclosure of debt [line items]
Principal amount of debt purchased																																	$ 61,992
Notes And Bonds Between 2020 And 2026 [Member]
Disclosure of debt [line items]
Principal amount of debt																															$ 1,252,303
6.875% Notes due October 2025 [member] | Term Loan [Member]
Disclosure of debt [line items]
Borrowings																														$ 150,000
8.56275% bond Due On November 2023[member] | New Government Bonds [Member]
Disclosure of debt [line items]
Borrowings															$ 95,597,610
Interest rate															8.56275%
Interest rate basis description															November 24, 2023
Borrowings interest rate description															November 24, 2023
Floating Rate LIBOR to Three months Plus 425 Basis Points Due on August 24, 2023 Due [member]
Disclosure of debt [line items]
Borrowings					$ 1,000,000
Maturity					6.700
P.M.I. Holdings, B.V. [member]
Disclosure of debt [line items]
Revolving credit facility amount																		$ 43,292,749		28,489,000
Repayment of revolving credit lines																		43,369,772		27,657,935
Revolving credit amount outstanding																		$ 2,310,042		$ 2,387,065																$ 1,556,000
Series C medium term notes program [member]
Disclosure of debt [line items]
Borrowings																													$ 112,000,000
Debt securities issued net																	$ 5,000,000
Medium Term Program Size																	$ 112,000,000
Series C medium term notes program [member] | 6.875% Notes due October 2025 [member]
Disclosure of debt [line items]
Borrowings																													$ 1,500,000
Interest rate																													6.875%
Maturity																		October 2025	October 2025
Series C medium term notes program [member] | Floating Rate LIBOR to Three months Plus 425 Basis Points Due on August 24, 2023 Due [member]
Disclosure of debt [line items]
Borrowings																								$ 112,000,000
Factoring Scheme For Suppliers [Member]
Disclosure of debt [line items]
Estimated financial effect of contingent liabilities		$ 15,934,904																							$ 4,067,650